Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	VERICIMETRY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001524968
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Vericimetry U.S. Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies, and are not direct costs paid by Fund shareholders.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	As such, “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. Under normal market circumstances, the Fund invests at least 80% of its net assets in common stock of U.S. companies that were small cap value companies at the time of purchase. If the Fund changes its 80% investment policy, the Fund will notify shareholders at least 60 days before the change. The Fund may invest a significant portion of its assets in securities of companies in the financial services industry. In addition, the Fund may purchase options on securities, or security indexes or exchange-traded funds (“ETFs”) designed to provide exposure to a basket of securities.

Generally, U.S. companies are companies organized in the U.S. that trade in U.S. securities markets. A value stock has a low price relative to various characteristics considered in assessing a company’s worth. These may include, but are not limited to, book value, sales, earnings and operating cash flows. For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization of a large portion of all publicly traded U.S. companies (after certain security types are excluded).

Under normal market circumstances, the Adviser primarily utilizes a market capitalization weighted approach to determine the target weighting of the U.S. small cap value stocks for purchase. Under this approach, the amount of each security purchased for the Fund’s portfolio is generally determined based on the issuer’s relative market capitalization. Please note that when the Adviser establishes a new stock position, or in a process of a stock liquidation, its weight may not reflect the issuer’s relative market capitalization.

The Adviser will often determine an issuer’s market capitalization using a full-market capitalization method. Under this method, an issuer’s market capitalization is determined by multiplying an equity security’s price by the number of shares outstanding. In certain circumstances, the Adviser may utilize a float-adjusted market capitalization method. Under this method, an issuer’s market capitalization is determined by taking an equity security’s price and multiplying it by the number of shares readily available in the market. This latter method may result in a smaller market capitalization than a capitalization determined under the full-market capitalization method. As of December 31, 2024, using the guidelines and definitions above, a company with a market cap below $12,925 billion would be classified as a small-cap company.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a significant portion of its assets in securities of companies in the financial services industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years. The table compares the Fund’s average annual returns (before and after taxes) for the 1 year, 5 year, 10 year and since inception periods with those of the Russell 2000 Value Index over the same periods. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

You can obtain updated performance information on our website at www.vericimetryfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vericimetryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the Fund’s highest total return for a quarter was 32.00% (quarter ended December 31, 2020) and the lowest return for a quarter was -37.01% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to non-taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Vericimetry U.S. Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money.
Vericimetry U.S. Small Cap Value Fund | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Vericimetry U.S. Small Cap Value Fund | ETF Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Investment Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in the stocks held by the ETFs.

Vericimetry U.S. Small Cap Value Fund | Financial Services Industry Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Services Industry Risk: Because the Fund may invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund.

Vericimetry U.S. Small Cap Value Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.
Vericimetry U.S. Small Cap Value Fund | Market and Geopolitical Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Vericimetry U.S. Small Cap Value Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk: An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires.

Vericimetry U.S. Small Cap Value Fund | Small & Microcap Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Vericimetry U.S. Small Cap Value Fund | Value Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investment Risk: Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.
Vericimetry U.S. Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.29%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[1]
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VYSVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 818
Annual Return 2015	rr_AnnualReturn2015	(5.61%)
Annual Return 2016	rr_AnnualReturn2016	23.33%
Annual Return 2017	rr_AnnualReturn2017	8.97%
Annual Return 2018	rr_AnnualReturn2018	(16.63%)
Annual Return 2019	rr_AnnualReturn2019	20.21%
Annual Return 2020	rr_AnnualReturn2020	2.82%
Annual Return 2021	rr_AnnualReturn2021	37.68%
Annual Return 2022	rr_AnnualReturn2022	(7.46%)
Annual Return 2023	rr_AnnualReturn2023	17.55%
Annual Return 2024	rr_AnnualReturn2024	9.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.01%)
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	11.02%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.41%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.41%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.13%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[5]
Vericimetry U.S. Small Cap Value Fund | Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.29%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.95%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.52%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2011	[5]

[1]	The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
[2]	The Fund commenced operations on December 27, 2011.
[3]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies, and are not direct costs paid by Fund shareholders. Business development company expenses can be viewed as similar to the expenses paid by any operating company held by the Fund. As such, “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[4]	The Fund’s investment adviser, Vericimetry Advisors LLC (“Vericimetry” or the “Adviser”), has contractually agreed to waive its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding any non-operating costs (including but not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transactions relating to the purchase or sale of portfolio investments)) from exceeding 0.60% of the Fund’s average net assets per year until January 31, 2026. This fee waiver and expense reimbursement agreement may not be terminated by the Adviser prior to that time. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed (i) 0.60% of its average net assets on an annualized basis or (ii) the expense limitation in effect at the time the Adviser waived its fee or assumed the Fund expense. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years after the date of the fee waiver or expense reduction. All such reimbursements are contingent upon review and approval of the Fund’s Board of Trustees (the “Board”). Any expenses incurred by the Fund that are excluded from the Adviser’s reimbursement obligation, such as acquired fund fees and expenses and extraordinary costs not incurred in the ordinary course of its business, will result in the Fund’s annualized expenses exceeding 0.60% of its average net assets.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to non-taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.